J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.18

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
###	304663375	###	1099790	03/05/2025	Credit	Seasoning Issue LTV Calculated from Appraisal Value	CRED 0019	3	1	Closed	Property was acquired (date), which is less than 180 days prior to the application date of (credit report date). Per appraiser, the subject property was updated less than one year. Missing documented cost of improvements and settlement statement from purchase to verify acquisition costs and arm's length transaction. Appraisal Value ($) / Purchase Price ($), difference is ($). Though property was purchased in the past 12 months, the appraisal reflects it has not been listed in the past 12 months which indicates it may have been a non-arm's length purchase. Borrower is at maximum LTV for a vacant property.

Per guidelines < 180 Days Seasoning, Use Lesser of Purchase Price + Documented Improvements or Appraised Value. If the property was acquired via any other means besides an arms-length purchase transaction, then the loan will require approval from the Credit Policy Team to utilize just the appraised value to determine the LTV and may be subject to a reduced leverage.	03/19/2025	Verified reserves - 3 months reserves required, 145.40 months reserves verified from documented assets and cash out proceeds.;	03/07/2025 Loan seasoning is calculated based on funding date of (date), not application date.	03/19/2025 Recd response from investor, The loan seasoning condition can be cleared since the subject is not a delayed financing transaction.

															03/10/2025 Seasoning is based on the application date as per guidelines. Additionally, if the property was acquired via any other means besides an arms-length purchase transaction, then the loan requires approval from the Credit Policy Team to utilize the appraisal value to determine the LTV.	Funded	C	A	C	A	C	A	C	A	C	A
###	304663375	###	1099799	03/05/2025	Credit	Missing Mortgage History	CRED 0002	3	1	Closed	Missing Mortgage History. Per guideline, when the subject property is a refinance loan and has a mortgage secured by it (lender) will require the mortgage history to be validated and that mortgage history is required to be 0X30X12 and paid as agreed through the month of final approval. There are no mortgages reported on the credit report and no verification of mortgage from (creditor) in the file.	03/14/2025	Verified reserves - 3 months reserves required, 145.40 months reserves verified from documented assets and cash out proceeds.;	03/13/2025 Attached 03/07/2025 Additional docs provided to show VOM is for the subject payoff loan. (creditor) is a servicer.	03/14/2025 Finding is cleared with the attached account activity for mortgage prior to servicing transfer, no 1x30 in the 3 months reported.
															03/10/2025 Finding is partially cleared with the attached mortgage billing statement, payoff, and VOM confirming no late payments since acquisition (date). Missing VOM prior to servicing transfer covering closing date of (date) to transfer (date).	Funded	C	A	C	A	C	A	C	A	C	A
###	304663375	###	1099800	03/05/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing (entity) documentation for (entity):
Certificate of Good Standing
Approval for complex entity - guarantors are not direct individual owners of the borrowing entity. Borrowing entity is (entity), owned by (entity) (100% owned by non-qualifying guarantor (name)) and (entity) (100% owned by qualifying guarantor (name)).	03/10/2025	Verified reserves - 3 months reserves required, 145.40 months reserves verified from documented assets and cash out proceeds.;	03/07/2025 Attached. Please clarify if you're looking for something more specific. 03/06/2025 Attached.	03/10/2025 Finding is cleared with the final loan approval, confirms entity approval. (entity type) (aka layered entities) are allowed per guidelines.
03/06/2025 Recd SOS for (entity), (entities).
															--Finding remains. Missing lender approval for the layered entity, (entity). Borrowing entity is (entity), owned by (entity) (100% owned by non-qualifying guarantor (name)) and (entity) (100% owned by qualifying guarantor (name)).	Funded	C	A	C	A	C	A	C	A	C	A
###	304663375	###	1099801	03/05/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	2	Acknowledged	Missing felony searches for both guarantors - qualifying guarantor (name), non-qualifying guarantor (name). Felony search is referenced in the file, but the actual search is not included.	Verified reserves - 3 months reserves required, 145.40 months reserves verified from documented assets and cash out proceeds.;	03/07/2025 Loan was reviewed and approved by Credit Leadership Committee. Please advise what additional docs are needed. 03/06/2025 Attached.	03/19/2025 Investor Acknowledged Exception, we are okay with downgrading this one based on the facts and circumstances documented in the loan file.
03/10/2025 Provide (lender) Credit Leadership approval to document in file.
03/06/2025 Recd background checks on the qualifying guarantor and non-qualifying guarantor, order dismissing violation of parole, and motion to set bond.
--Finding remains. Per guidelines, Mortgage/Financial/Forgery and Trafficking of any kind regardless of age or level of charge convicted on will make the loan ineligible unless directly approved by (lender)  Credit leadership. Missing approval for the following offenses against, (name):
Financial Fraud: Misdemeanor - Issuing Worthless Check (date)
Trafficking: Felony - False Imprisonment (Domestic) (date)
															Financial Fraud: Felony - Misrepresent Used Goods As New (date)	Funded	C	B	C	B	C	B	C	B	C	B
###	304671437	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304638634	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304672389	###	1100583	03/13/2025	Compliance	Note is Incomplete	NOTE 0050	3	1	Closed	Missing page 2 of the Note, unable to review prepayment or late charge clauses.	03/17/2025	Verified reserves - 3 months reserves required, (entity) is receiving 77.15 months in cash out proceeds.;	03/14/2025 Note attached.	03/17/2025 Finding is cleared with the attached copy of the Note.	Funded	C	A	C	A	C	A	C	A	C	A
###	304672389	###	1100592	03/13/2025	Credit	Missing evidence of property management experience	CRED 0039	3	2	Acknowledged	Missing evidence of property management experience, required per guideline. Questionnaire in the file states the borrower has experience, but company and individual reports do not reflect any ownership beyond the primary and the subject. Lease in the file not effective until (date), and no evidence the property had been previously rented is in the file.	Verified reserves - 3 months reserves required, (entity) is receiving 77.15 months in cash out proceeds.;	03/18/2025 Please note that the Loan Approval does not list this loan as "Premier". Attached is a page out of the (lender) SPR Guideline stating no experience is ok. Again, this is not an SPR Premier loan. Please see item 5.
03/17/2025 This is a standard refi 70% LTV. Not sure where premier is coming from. Standard SPR does not require experience unless short term. Lease in file showing property not vacant at time of closing.
03/14/2025 UW approved loan with zero experience. Loan approval attached confirming.	03/20/2025 Attached from (lender) - Single Property Rental Program Underwriting Guidelines does not appear from the guidelines provided from investor to TPR:
(lender) Single Property Rental (DSCR) Guidelines - (date)
(lender)Borrower and Guarantor Approval Guidelines_(date)
(investor) CIB Residential Mortgage Purchase Criteria (lender)_(date).
03/17/2025 Loan was approved, Single Property Rental program. Approval reflects NC Experience 0. Missing investment property track record, as required per guidelines.

Per guidelines, (lender) requires the borrower to have at least (1) experience under the Borrower and Guarantor General Experience requirements or meet the SPR Experienced Borrower/Guarantor Definition both defined in the (lender) Borrower and Guarantor Approval Guidelines.

General Experience Definitions -

Investment Projects consist of any residential investment property that the borrowing entity, guarantors, or entities the guarantors have ownership in that must have been renovated and sold or stabilized. These properties must have been sold or stabilized within the last 3 years. Residential investment property is defined as a property eligible to be financed by (lender) (SFR, 2-4, PUD, Condo or Multi-Family/Mixed-Use). See
experience sourcing below. (lender) UW maintains discretion to allow experience to qualify not meeting the above requirements with adequate documentation and justification.

Single Property Rental Experienced Borrower/Guarantor Definition -

The borrower/guarantor is considered experienced for a single property rental loan if they have at least (1) experience based upon the general experience definition above or if they have at least twelve (12) months of experience owning and/or managing income-producing real estate within the most recent thirty-six (36) months of borrower/guarantor approval. Once (lender) has determined a borrower/guarantor is experienced that designation will remain in perpetuity and (lender) will not revalidate this designation for each subsequent loan. The (lender) loan approval will document the date the borrower was approved as experienced and the loan file will have the documents validating the experience as defined in the experience documentation below.

General Experience Sourcing -

Verification of Borrower experience above should meet the following requirements:
100% up to (5) unless (lender) finds inconsistencies with the track record that requires further diligence
Underwriting reserves the right to request additional property sourcing above the minimum required.

03/17/2025 Recd loan approval, NC Experience 0.
															--Finding remains. Missing investor acknowledgement for the exception to guidelines, Borrowers/Qualifying Guarantors with ZERO validated experience or do not meet the Single Property Rental Experienced Borrower definition in the (lender) Borrower/Guarantor Approval Guidelines are ineligible for the SPR Premier program.	Funded	C	B	C	B	C	B	C	B	C	B
###	304663383	###	1100674	03/13/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	1) Missing Certificate of Good Standing, (entity). 2) Operating Agreement does not reflect the name of the (entity).	03/26/2025	03/24/2025 Corrected page 1 attached	03/26/2025 SOS in file confirms active entity status. Corrected operating agreement previously presented 03/24/2025.
03/24/2025 Recd corrected Operating Agreement to reflect the name of the (entity type), (entity). Correction was electronically initialed by the qualifying guarantor.
															--Finding remains. Missing Certificate of Good Standing, (entity).	Funded	C	A	C	A	C	A	C	A	C	A
###	304663383	###	1100710	03/14/2025	Credit	Missing Schedule of Real Estate Owned	APP 0005	3	2	Acknowledged	Missing Investment Property Track Record, as required per guidelines.	03/24/2025 Validated rental is the subject - per title acquired in (year). Held as rental for over 12 months.
03/17/2025 Experience is 1. Subject property is a refinance and occupied as shows in the lease and the appraisal.
03/14/2025 Please note that the underwriter has guarantor/entity as 0 experience per the Loan Approval attached.	03/28/2025 Recd response from investor, Based on the lease agreement in file, we are okay clearing the noted condition below.

03/24/2025 Finding remains. Missing Investment Property Track Record form.
Per guidelines - To apply for either Borrower or Guarantor approval, each prospective borrower/guarantor must complete a corresponding application in its entirety as well as submit the required information/documentation.
Individual Borrower/Guarantor Approval Submission Documentation
1) Guarantor Application
2) General Guarantor Authorization
3) Investment Property Track Record
4) Guarantor Driver’s License, Passport, Green Card or VISA documentation

03/17/2025 Loan was approved, Single Property Rental program. Approval reflects NC Experience 0. Missing investment property track record, as required per guidelines.

Per guidelines, (lender)L requires the borrower to have at least (1) experience under the Borrower and Guarantor General Experience requirements or meet the SPR Experienced Borrower/Guarantor Definition both defined in the (lender) Borrower and Guarantor Approval Guidelines.

General Experience Definitions -

Investment Projects consist of any residential investment property that the borrowing entity, guarantors, or entities the guarantors have ownership in that must have been renovated and sold or stabilized. These properties must have been sold or stabilized within the last 3 years. Residential investment property is defined as a property eligible to be financed by (lender) (SFR, 2-4, PUD, Condo or Multi-Family/Mixed-Use). See
experience sourcing below. (lender) UW maintains discretion to allow experience to qualify not meeting the above requirements with adequate documentation and justification.

Single Property Rental Experienced Borrower/Guarantor Definition -

The borrower/guarantor is considered experienced for a single property rental loan if they have at least (1) experience based upon the general experience definition above or if they have at least twelve (12) months of experience owning and/or managing income-producing real estate within the most recent thirty-six (36) months of borrower/guarantor approval. Once (lender) has determined a borrower/guarantor is experienced that designation will remain in perpetuity and (lender)will not revalidate this designation for each subsequent loan. The (lender) loan approval will document the date the borrower was approved as experienced and the loan file will have the documents validating the experience as defined in the experience documentation below.

General Experience Sourcing -

Verification of Borrower experience above should meet the following requirements:
100% up to (5) unless (lender) finds inconsistencies with the track record that requires further diligence
Underwriting reserves the right to request additional property sourcing above the minimum required.
03/17/2025 Recd loan approval, NC Experience 0.
															--Finding remains. Missing investor acknowledgement for the exception to guidelines, Borrowers/Qualifying Guarantors with ZERO validated experience or do not meet the Single Property Rental Experienced Borrower definition in the (lender) Borrower/Guarantor Approval Guidelines are ineligible for the SPR Premier program.	Funded	C	B	C	B	C	B	C	B	C	B
###	304641802	###	1101003	03/18/2025	Property	Appraisal is Incomplete	APPR 0002	3	1	Closed	Appraiser noted kitchen and bathrooms updated less than one year ago. Appraiser photos do not show kitchen appliances, stove or refrigerator. Photos only reflect possible new countertops, sink and flooring.	03/25/2025	Verified housing payment history - Credit report reflects 3 open mortgages with 57, 28, and 28 months satisfactory mortgage ratings.; Verified credit history - 811/810 Middle Credit Scores > 660 Min Required.; Verified reserves - 188+ Months Verified Reserves > 6 Months Required.;	03/25/2025 Revised appraisal - see appraiser's notes.	03/25/2025 Recd updated appraisal, appraiser confirms that there is no pictures of the appliances, but the refrigerator, range/over, and microwave were observed at the time of inspection. Appraiser noted kitchen is considered updated with updated counters, cabinets, etc. Cost of improvements were not provided to appraiser.	Securitized	C	A	C	A	C	A	C	A	C	A
###	304641802	###	1101004	03/18/2025	Property	Missing Third Party Appraisal Review	APPR 0046	3	1	Closed	SSR Score > 2.5. AVM confidence score 87 < 90. Approval appraised value is indicated to be ($), however there is not valuation in file to support.

Per guidelines, When CU score is > 2.5, order an AVM. If the AVM has less than a 90% confidence score and/or a value difference of more than 10%, the following waterfall of appraisal products would be required:
- CDA
- Field Review
- 2055
- Full 2nd appraisal, using the lower of value from the two appraisals

												03/26/2025	Verified housing payment history - Credit report reflects 3 open mortgages with 57, 28, and 28 months satisfactory mortgage ratings.; Verified credit history - 811/810 Middle Credit Scores > 660 Min Required.; Verified reserves - 188+ Months Verified Reserves > 6 Months Required.;	03/26/2025 CDA	03/26/2025 Recd post-closing CDA, value supports the original appraisal value.	Securitized	C	A	C	A	C	A	C	A	C	A
###	304641802	###	1101032	03/18/2025	Credit	Discrepancy of Acquisition Cost of Subject Property	CRED 0040	3	1	Closed	Approval appraised value is indicated to be ($), however there is not valuation in file to support. Property was acquired (date) for ($). Costs of improvements were not documented in file.	03/26/2025	Verified housing payment history - Credit report reflects 3 open mortgages with 57, 28, and 28 months satisfactory mortgage ratings.; Verified credit history - 811/810 Middle Credit Scores > 660 Min Required.; Verified reserves - 188+ Months Verified Reserves > 6 Months Required.;	03/26/2025 Appraiser corrected the previous deed info. The previous sale was for ($) per the deed.	03/26/2025 Finding is cleared with the attached updated appraisal, prior sales price ($).	Securitized	C	A	C	A	C	A	C	A	C	A
###	304641803	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304641810	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304678327	###	1101594	03/24/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Subject is a ### that using hot water radiators per the appraisal. Per guidelines, Boiler and machinery policy is required where if the subject properties are ### and steam boilers, pipes, turbines, engines or other pressure vessels are in operation on the Property determined to include steam boilers. Hazard insurance policy and correspondence does not address machinery. (Also noted, policy states it is for a ###, not a ###)	04/04/2025	Verified reserves - 3 months reserves required, reserves verified 14.2 months from cash out proceeds.;	04/04/2025 Please note this is not heavy machinery heating - it's standard machinery (this would be identified as other on appraisal and the basement photos show it's not heavy machinery). As far as appraisal unit count, insurance companies generally do their count based on dwelling structures not multiple units in one property (these are ###/ ### in total). Please clarify if you need anything else.	04/04/2025 - Additional review of the appraisal notes basement to include a hot water boiler. Appraiser also notates it to be as such. This is acceptable per given guidelines. Finding resolved.	Funded	C	A	C	A	C	A	C	A	C	A
###	304680914	###	1103242	04/03/2025	Credit	Missing Hazard Insurance Proof of Premium	HAZ 0001	3	1	Closed	Missing evidence (policy #) with annual premium of ($) was paid in full. Invoice was for ($), which was paid at closing.	04/30/2025	Verified credit history - Middle Credit Score 733 > 700.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months.;	04/29/2025 Please see attached paid invoice and policy - borrower has now gone with a different carrier with a lower deductible (year paid in full - paid receipt included)	04/30/2025 Recd new insurance policy, premium reflects paid.	Funded	C	A	C	A	C	A	C	A	C	A
###	304680914	###	1103245	04/03/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Subject insurance policy Wind/Hail deductible of ($) > 5% Policy ($).

Per Guidelines -
The maximum allowable deductible for any insurance (Hazard, Flood, Wind, Condo, etc.) covering a property loan is 5% of the policy amount.
												04/30/2025	Verified credit history - Middle Credit Score 733 > 700.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months.;	04/29/2025 Please see attached paid invoice and policy - borrower has now gone with a different carrier with a lower deductible (year paid in full - paid receipt included)	04/30/2025 Recd new insurance policy, deductibles for each peril < 5%.	Funded	C	A	C	A	C	A	C	A	C	A
###	304672267	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304672266	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304685705	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304679562	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304679601	###	1105203	04/15/2025	Credit	Missing Hazard Insurance Proof of Premium	HAZ 0001	3	1	Closed	Hazard insurance payment paid at closing of ($) < ($) invoice. Discrepancy to be addressed.	05/13/2025	Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 19 months.; Verified credit history - 749/788 Middle Credit Scores > 700 Min Required.;	05/12/2025 HOI payment for balance	05/13/2025 Recd copy of check paid to insurer for difference between invoiced amount and premium due of ($).	Funded	C	A	C	A	C	A	C	A	C	A
###	304679601	###	1105222	04/15/2025	Credit	Purchase Contract is Deficient	CRED 0085	3	1	Closed	Missing addendum to purchase contract increasing the sales price from ($) to ($).	04/17/2025	Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 19 months.; Verified credit history - 749/788 Middle Credit Scores > 700 Min Required.;	04/17/2025 Addendum	04/17/2025 Finding is cleared with the attached Addendum #3 to purchase contract.	Funded	C	A	C	A	C	A	C	A	C	A
###	304678690	###	1106058	04/21/2025	Compliance	Mortgage/Deed of Trust is not Recorded	DEED 0005	3	1	Closed	Missing lender's closing instructions.	04/22/2025	Verified credit history - Middle Credit Scores 802/805 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rate 1 month and 1 HELOC satisfactorily rated 43 months.;	04/22/2025 Closing instructions	04/22/2025 Recd closing instructions.	Funded	C	A	C	A	C	A	C	A	C	A
###	304678690	###	1106063	04/21/2025	Compliance	Loan disbursed prior to loan transaction date.	CRED 0121	3	1	Closed	Borrowers executed the loan Note/Mortgage on (date), which is after the disbursement date (date). Missing verification from settlement agent of the date of disbursement. Loan proceeds were not to be disbursed until (date).	04/23/2025	Verified credit history - Middle Credit Scores 802/805 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rate 1 month and 1 HELOC satisfactorily rated 43 months.;	04/23/2025 Updated the Seller CD dates to reflect the correct disbursing date and attached for you along with our ledger. The seller didn’t sign until the 17th at which time they disbursed	04/23/2025 Recd seller CD and closing ledger confirming disbursement on (date).	Funded	C	A	C	A	C	A	C	A	C	A
###	304678690	###	1106071	04/21/2025	Credit	Missing Lender Project Condo Classification	COND 0010	3	1	Closed	Missing lender condo project approval. Only warrantable condos are eligible. Loan approval PTA conditions reflects condo review TBD.	04/22/2025	Verified credit history - Middle Credit Scores 802/805 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rate 1 month and 1 HELOC satisfactorily rated 43 months.;	04/22/2025 Condo approval	04/22/2025 Recd condo project approval.	Funded	C	A	C	A	C	A	C	A	C	A
###	304678690	###	1106076	04/21/2025	Credit	Purchase Contract is Deficient	CRED 0085	3	1	Closed	Missing addendum to purchase contract providing the seller concession of ($). Refer to ### - Closing Instructions are missing.	04/23/2025	Verified credit history - Middle Credit Scores 802/805 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rate 1 month and 1 HELOC satisfactorily rated 43 months.;	04/23/2025 amendment	04/23/2025 Recd repair / replacement amendment providing the ($) seller concession in lieu of completing other repairs.	Funded	C	A	C	A	C	A	C	A	C	A
###	304678690	###	1106078	04/21/2025	Credit	Prepayment Penalty Not Allowed	PPP 0002	2	2	Acknowledged	24 Month Prepayment Penalty < 36 Month Term Required per guidelines.		Verified credit history - Middle Credit Scores 802/805 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rate 1 month and 1 HELOC satisfactorily rated 43 months.;		Client: EV2/B Lock confirmation evidences investors acknowledgement of the 24 month term prepayment penalty term .	Funded	C	B	C	B	C	B	C	B	C	B
###	304693599	###	1106183	04/22/2025	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	3	1	Closed	Missing evidence of replacement cost coverage. No replacement cost estimate provided in file from the insurer. Dwelling Coverage ($) < ($) (80% of ($) Cost New Per Appraiser).	04/24/2025	Verified credit history - Middle Credit Scores 736/699 > 680 Minimum Required.;	04/24/2025 Ins agent LOE attached.	04/24/2025 Recd insurer email confirming coverage is a replacement cost policy. Coverage > Loan Amount.	Funded	C	A	C	A	C	A	C	A	C	A
###	304693599	###	1106196	04/22/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	1	Closed	Missing background check for qualifying guarantor, (name).	04/24/2025	Verified credit history - Middle Credit Scores 736/699 > 680 Minimum Required.;	04/24/2025 Attached.	04/24/2025 Recd background check for qualifying guarantor, (name).	Funded	C	A	C	A	C	A	C	A	C	A
###	304693599	###	1106207	04/22/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing evidence of credit policy approval. Subject property was listed for sale (date range) > 6 months. Review used list price of ($) to calculate the LTV.

Per guidelines, Previously Listed for Sale in last 12 Months - The lowest list price since the property has been listed on the MLS must be utilized in the valuation/cost basis analysis and no valuation or cost basis utilized for determining the leverage/loan amount can exceed this amount. In the event that the property was listed for sale for > 180 days then Credit Policy must approve the loan and may reduce the applicable leverage.	05/05/2025	Verified credit history - Middle Credit Scores 736/699 > 680 Minimum Required.;	05/02/2025 Please see attached Lender Cert. 04/28/2025 This is acceptable. Prepayment Penalty considered; listing removed - lease in file.	05/05/2025 Recd email confirming loan was submitted to credit committee for review on (date) and approved on (date).
($) lower leverage was used for qualification – PPP was also required and included.
															04/29/2025 Missing credit policy approval, as required per guidelines.	Funded	C	A	C	A	C	A	C	A	C	A
###	304693599	###	1106210	04/22/2025	Credit	Missing evidence of property management experience	CRED 0039	3	1	Closed	Missing validation of income-producing real estate experience, (address). Only one year self-managed experience documented with subject property, which was converted from primary residence to a rental in (date).

- The borrowing entity,(entity), was established (date).

Per guidelines, (lender) requires that the financed properties either (i) be managed by a professional property manager with experience in the subject market or (ii) be self-managed by borrower/guarantor or an affiliate. Self-managed/affiliate managed properties must meet one of the following criteria:
- Two years of experience managing income-producing real estate by the borrower/guarantor or the affiliate as certified to on the application.
											(lender) reserves the right to require specific documentation to validate the experience at our discretion.	04/30/2025	Verified credit history - Middle Credit Scores 736/699 > 680 Minimum Required.;	04/29/2025 For the experience, there is an email from the borrower stating that the (street) property (listed on TR) has been owned since (year) so that would meet the requirement.	04/30/2025 Recd email form borrower, attesting that the Edgewater property has been a rental property since (year).	Funded	C	A	C	A	C	A	C	A	C	A
###	304682183	###	1106430	04/23/2025	Credit	Purchase Contract is Deficient	CRED 0085	3	1	Closed	Missing addendum to purchase contract providing the ($) seller concession, as reflected on the settlement statement.	04/30/2025	Verified credit history - 773/774 Middle Credit Score > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 18 months.; Verified reserves - 139+ Months Reserves > 6 Months Required.;	04/29/2025 see attached	04/30/2025 Recd Addendum to Contract	Funded	C	A	C	A	C	A	C	A	C	A
###	304682183	###	1106435	04/23/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing flood insurance paid receipt). Premium is ($), but only ($) was paid at closing.	05/12/2025	Verified credit history - 773/774 Middle Credit Score > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 18 months.; Verified reserves - 139+ Months Reserves > 6 Months Required.;	05/09/2025 see attached 05/08/2025 see attached-	05/12/2025 Recd email correspondence stating the premium was prorated since the subject was added to an existing policy effective (date).
05/08/2025 Recd email correspondence from agent stating (agency) does not provide a paid in full invoice as they do not provide a declarations page if the policy is not paid in full.
															--Finding remains. Insurance agent to address the discrepancy between the premium ($)and actual amount paid of ($).	Funded	C	A	C	A	C	A	C	A	C	A
###	304693600	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304691376	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304684581	###	1107146	04/28/2025	Credit	Fraud report alerts have not been addressed	FRAUD 0001	3	1	Closed	Missing documentation used to confirm guarantors have no ownership of (address), which is not listed on the REO Schedule. Per guidelines, All properties owned must be listed on Schedule of RE.	04/30/2025	Verified credit history - Middle Credit Scores 765/810 > 700 Minimum Required.; Verified housing payment history - Guarantors credit report reflects 2 open mortgage satisfactorily rated 39 and 15 months.; Verified reserves - 33+ Months Verified Reserves > 6 Months Required.;	04/29/2025 Attached are the sales and conveyance records for this property. They show that (name) owned the property in (year), but it was sold.	04/30/2025 Recd sale/conveyance details evidencing that borrower sold the property in (year).	Funded	C	A	C	A	C	A	C	A	C	A
###	304695506	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304687357	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304684588	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304702506	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304702576	###	1109588	05/12/2025	Credit	Fraud report alerts have not been addressed	FRAUD 0001	3	1	Closed	Fraud report indicates possible foreclosure activity (date) < 4 Years not addressed. Missing documentation to confirm date foreclosure action cancelled.

Per guidelines, (lender) does not allow any Bankruptcies, foreclosures, short sales, Modifications or deed-in-Lieu open/active/unresolved in the last 4 years prior to application. If there is a foreclosure on a mortgage that was surrendered and discharged in a bankruptcy, the seasoning for that foreclosure will be measured by the discharge date of the bankruptcy
05/15/2025	Verified housing payment history - Credit report reflects 5 open mortgages satisfactorily rated 48, 37, 23, 12, 48, 48, 5 and 54 months.; Verified credit history - Middle Credit Score 757 > 700 Min Required.;	05/13/2025 substitute trustee was for release purposes - simultaneously closed release attached - not a derog event	05/15/2025 Recd response from investor, This exception can be cleared as there is no evidence of a foreclosure.
--Foreclosure action cancelled thus no additional documentation required.
05/13/2025 Pre-foreclosure action appears to have been cancelled with refinance, (creditor, #) ($) on (date).
															--Missing letter of explanation surrounding pre-foreclosure activity.	Funded	C	A	C	A	C	A	C	A	C	A
###	304707218	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304687383	###	1109750	05/13/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Vesting is held in the name of (entity). Missing is the following documentation:

1) A copy of its operating agreement and any and all amendments, supplements and/or modifications thereto, certified by the appropriate manager or member. If the (entity) is member-managed, a full and complete current list of members certified by the appropriate manager or member.

											2) EIN	05/14/2025	Verified housing payment history - Credit report reflects 1 open mortgage and 1 open HELOC on primary residence satisfactorily rated 10 and 8 months. ; Verified credit history - Middle Credit Score 724 > 700 Min Required.; Verified reserves - 88+ Months Verified Reserves > 6 Months Required.;	05/14/2025 EIN and Operating agreement	05/14/2025 Recd operating agreement and EIN.	Funded	C	A	C	A	C	A	C	A	C	A
###	304699187	###	1109898	05/14/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Missing executed W-9 for (entity) as required per guideline, the copy is unsigned.	05/15/2025	Verified reserves - 3 months reserves required, 32.94 months reserves received in cash out proceeds.; Verified credit history - FICO 761, minimum required 680;	05/15/2025 Attached.	05/15/2025 Recd signed W9.	Funded	C	A	C	A	C	A	C	A	C	A
###	304699187	###	1109908	05/14/2025	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	3	1	Closed	Missing evidence of appraisal delivery to the borrower or acknowledgement of receipt.	05/15/2025	Verified reserves - 3 months reserves required, 32.94 months reserves received in cash out proceeds.; Verified credit history - FICO 761, minimum required 680;	05/15/2025 Attached.	05/15/2025 Recd evidence of delivery to borrower of the appraisal.	Funded	C	A	C	A	C	A	C	A	C	A
###	304693594	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304709857	###	1110649	05/16/2025	Credit	File Documentation is Incomplete (Compliance)	COMP 0047	3	2	Acknowledged	Missing Background Check for guarantor (name) and borrowing entity (entity). Only the Individual Search for (name) is in the file. Per guidelines these searches are required for all guarantors, principal non-guarantors, and entities.	Verified reserves - 3 months reserves required, 105.38 months reserves received from cash out proceeds.; Verified credit history - Credit score 817, minimum required 700.;	05/19/2025 Attached.	05/22/2025 EV2/B Investor Acknowledged Exception, entity is in good standing per (state) state web-site.
05/19/2025 Finding is partially cleared with background check, (name).
															--Finding remains. Background search for the borrowing entity, (entity), rendered no results. Formation date in file is indicated to be (date). Missing fraud report on borrowing entity or investor acknowledgement for the exception to guidelines.	Funded	C	B	C	B	C	B	C	B	C	B
###	304709857	###	1110655	05/16/2025	Credit	Missing Required OFAC Check	CRED 0139	3	1	Closed	Missing OFAC check for borrower 1 (name). The credit reports do not include an OFAC check and there is no background check in the file for borrower 1.	05/19/2025	Verified reserves - 3 months reserves required, 105.38 months reserves received from cash out proceeds.; Verified credit history - Credit score 817, minimum required 700.;	05/19/2025 Attached.	05/19/2025 Recd OFAC search, (name), reflecting no match found.	Funded	C	A	C	A	C	A	C	A	C	A
###	304708798	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
###	304709855	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A